Consolidated Statements of Operations (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
General and administrative expenses, related party	$ 1,205,683	$ 1,294,722	$ 1,209,499